Condensed consolidated interim statement of changes in equity - CHF (SFr) SFr in Thousands		Total	Share capital	Additional paid-in capital	Treasury share reserve	Cumulative losses
Equity at beginning of period at Dec. 31, 2024		SFr 141,637	SFr 4,036	SFr 384,875	SFr (981)	SFr (246,293)
Net result		(37,167)				(37,167)
Remeasurement of net pension liabilities		71				71
Exchange differences on translating foreign operations		7				7
Total comprehensive result, attributable to shareholders		(37,089)				(37,089)
Share-based compensation costs	[1]	2,370		2,370
Issuance of new shares under LTI plans		1	1
Exercise of LTI plans		61		(110)	171
Treasury shares withheld to cover social security and tax		(316)			(316)
Equity at end of period at Jun. 30, 2025		106,662	4,037	387,134	(1,127)	(283,383)
Equity at beginning of period at Dec. 31, 2025		80,334	4,037	389,179	(1,129)	(311,753)
Net result		(26,703)				(26,703)
Remeasurement of net pension liabilities		3,270				3,270
Exchange differences on translating foreign operations		9				9
Total comprehensive result, attributable to shareholders		(23,424)				(23,424)
Share-based compensation costs	[1]	1,843		1,843
Other equity-settled transactions		81		74	7
Exercise of LTI plans		99		(179)	278
Treasury shares withheld to cover social security and tax		(389)			(389)
Equity at end of period at Jun. 30, 2026		SFr 58,544	SFr 4,037	SFr 390,917	SFr (1,233)	SFr (335,177)

[1]	See note 5.4